Notes Payable and Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 BNDES Notes, Rate Of 5.50%, Due 2013-2020 USD ($)	Dec. 31, 2011 BNDES Notes, Rate Of 5.50%, Due 2013-2020 BRL	Dec. 31, 2010 BNDES Notes, Rate Of 5.50%, Due 2013-2020	Dec. 31, 2011 Prior Credit Agreement USD ($)	Dec. 31, 2011 Revolving Credit Facility	Jan. 30, 2012 Revolving Credit Facility USD ($)	Dec. 31, 2011 Term Loan Facility	Jan. 30, 2012 Term Loan Facility USD ($)	Dec. 31, 2010 Notes Payable, Rate 6.85% Due April 2012 USD ($)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				470		$ 600		$ 600		$ 250
Stated interest rate			5.50%	5.50%	5.50%						6.85%
Maturity date, beginning date range			2013	2013	2013
Maturity date, ending date range			2020	2020	2020
Borrowings under the bank credit agreement			97	180
Total remaining capacity under credit facility			155	290
Line of Credit, total debt to total capitalization percentage limit, maximum						55.00%	55.00%		55.00%
Line of credit facility, expiration date	Oct. 19, 2012						Jan. 30, 2017		Jan. 30, 2017
Notes payable, aggregate principal repayment amount											98
Maturity date											Apr. 01, 2012
Extinguishment of debt percentage											107.00%
Extinguishment of debt, amount											104
Notes payable, interest expense											3
Debt extinguishment costs											$ 6
Weighted average interest rate, fixed, long-term debt	7.60%	7.70%
Weighted average interest rate, variable, long-term debt		4.00%
Debt to total capital, percentage	40.00%	38.00%